Document and Entity Information	Mar. 27, 2017
Prospectus:
Document Type	497
Document Period End Date	Mar. 27, 2017
Registrant Name	DREYFUS INVESTMENT PORTFOLIOS
Central Index Key	0001056707
Amendment Flag	false
Document Creation Date	Mar. 27, 2017
Document Effective Date	Mar. 27, 2017
Prospectus Date	Apr. 29, 2016